Income Taxes (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Deferred income tax provision (benefit) for the effect of changes in non-U.S. and U.S. state tax rates	$ (8,000,000)	$ 0	$ 1,000,000
Income tax payments, net of refunds	44,000,000	(135,000,000)	97,000,000
Valuation allowance for deferred tax assets	424,000,000	366,000,000
Net change in total valuation allowance, increase	58,000,000
Tax positions for which the ultimate benefits are highly certain, but for which there is uncertainty about the timing of such benefits	9,000,000	13,000,000	56,000,000
Accrual for the payment of estimated interest and penalties associated with unrecognized tax benefits	88,000,000	100,000,000
Estimated reduction of unrecognized tax benefits	45,000,000
Unrecognized tax benefits increase (decrease)	658,000,000
Income tax provision related to special items	(266,000,000)	(143,000,000)	279,000,000
Income tax provision excluding the impact special items	577,000,000	364,000,000	190,000,000
Income tax provision (benefit) excluding the impact of special items as a percentage of pre-tax earnings before equity earnings	32.00%	30.00%	30.00%
Temporary differences amounts for which deferred income taxes are not provided	$ 4,500,000,000	$ 4,300,000,000	$ 3,500,000,000